GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Sales by Geographic Area as Percentage of Total Sales)(Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue from External Customer [Line Items]
Sales by geographic area (as percentage of total sales)	100.00%	100.00%	100.00%
Taiwan, R.O.C. [Member] | Sales [Member]
Revenue from External Customer [Line Items]
Sales by geographic area (as percentage of total sales)	52.00%	52.00%	37.00%
USA [Member] | Sales [Member]
Revenue from External Customer [Line Items]
Sales by geographic area (as percentage of total sales)	15.00%	23.00%	20.00%
Korea [Member] | Sales [Member]
Revenue from External Customer [Line Items]
Sales by geographic area (as percentage of total sales)	6.00%	9.00%	11.00%
Singapore [Member] | Sales [Member]
Revenue from External Customer [Line Items]
Sales by geographic area (as percentage of total sales)	5.00%	6.00%	7.00%
China [Member] | Sales [Member]
Revenue from External Customer [Line Items]
Sales by geographic area (as percentage of total sales)	6.00%	3.00%	15.00%
Other [Member] | Sales [Member]
Revenue from External Customer [Line Items]
Sales by geographic area (as percentage of total sales)	16.00%	7.00%	10.00%